Offerings - Offering: 1	Nov. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	49,197,860
Proposed Maximum Offering Price per Unit	9.35
Maximum Aggregate Offering Price	$ 459,999,991
Fee Rate	0.01531%
Amount of Registration Fee	$ 70,426
Offering Note
(1)
The filing fee is calculated in accordance with 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant initially deferred payment of all of the registration fee for Registration Statement
No. 333-278527
filed on April 5, 2024.

(2)	Assumes exercise in full of the underwriters’ option to purchase 6,417,112 additional shares.